Initial Public Offering - Additional Information (Detail) - $ / shares		1 Months Ended	3 Months Ended
	Feb. 04, 2021	Dec. 31, 2020	Mar. 31, 2021
Common Class A [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares			27,600,000
Stock Conversion basis	Each Unit consists of one share of the Company’s Class A common stock and one-third of one redeemable warrant	Each Unit will consist of one share of the Company’s Class A common stock and one-third of one redeemable warrant
Public Warrant [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant or right	1	1
IPO [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares	27,600,000	24,000,000
Stock issued, purchase price	$ 10.00	$ 10.00
IPO [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares	27,600,000	24,000,000
Stock issued, purchase price	$ 10.00	$ 10.00
IPO [Member] | Public Warrant [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Exercise price per share	$ 11.50	$ 11.50
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares	3,600,000
Over-Allotment Option [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares	3,600,000	27,600,000